Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	1,115,193
Proposed Maximum Offering Price per Unit	15.81
Maximum Aggregate Offering Price	$ 17,631,201.33
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,699.34
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder.

Estimated solely for the purpose of calculating the registration fee according to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high ($16.30) and low ($15.31) prices of the registrant’s common stock reported on the Nasdaq Capital Market on August 26, 2025, which is within five business days prior to filing this registration statement. Represents shares reserved for issuance pursuant to future awards under the DeFi Development Corp (formerly Janover Inc.) 2023 Equity Incentive Plan (the “2023 Plan”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	1,266,279
Proposed Maximum Offering Price per Unit	3.63
Maximum Aggregate Offering Price	$ 4,596,592.77
Fee Rate	0.01531%
Amount of Registration Fee	$ 703.74
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder.

Estimated solely for the purpose of calculating the registration fee according to Rule 457(h) under the Securities Act based on the exercise price of the outstanding options. Represents shares underlying certain outstanding stock options previously granted under the 2023 Plan.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	103,544
Proposed Maximum Offering Price per Unit	4.18
Maximum Aggregate Offering Price	$ 432,813.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 66.26
Offering Note	Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may become issuable upon any future stock splits, stock dividends or similar transaction with respect to the shares being registered hereunder.

Estimated solely for the purpose of calculating the registration fee according to Rule 457(h) under the Securities Act based on the exercise price of the outstanding options. Represents shares underlying certain outstanding stock options previously granted under the DeFi Development Corp. (formerly Janover Inc.) 2021 Equity Incentive Plan.